INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Bunkers and other consumables at cost	$ 12,491	$ 10,841
Ships recognised as inventories	0	0
Ships reclassified from Ships, property, plant and equipment as inventories (Note 14)	15,932	7,321
Sale of ships recognised as inventories	(15,932)	(7,321)
Included in assets of a disposal group held for sale (Note 40)	(255)	0
Inventories	$ 12,236	$ 10,841